12. Financial Instruments and Risks: Schedule of contractual maturities of financial liabilities (Tables)	12 Months Ended
Jul. 31, 2019
Tables/Schedules
Schedule of contractual maturities of financial liabilities

The following are contractual maturities of financial liabilities as at July 31, 2019:

	Carrying amount	Contractual cash flows	Within 1 year
Accounts payable and accrued liabilities	$ 336,540	$ 336,540	$ 336,540
Due to related parties	21,347	21,347	21,347

The following are contractual maturities of financial liabilities as at July 31, 2018:

	Carrying amount	Contractual cash flows	Within 1 year

Accounts payable and accrued liabilities	$ 311,357	$ 311,357	$ 311,357
Due to related parties	18,685	18,685	18,685
Loans payable	10,000	10,000	10,000